Option and Incentive Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional share based compensation information
Total intrinsic value of options exercised	$ 45	$ 28	$ 15
Fair value of shares vested	7	3
Cash received from share award exercises	68	31	21
Tax benefit of options exercised and shares vested	$ 3	$ 3	$ 3